SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit ESG Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 96.2%

Asia - 6.7%

Japan - 5.5%
Keyence Corp.	200	95,126
Recruit Holdings Co., Ltd.	3,100	187,758
Sony Group Corp., ADR	2,175	210,040
Terumo Corp.	8,800	165,316

		658,240

Singapore - 1.2%
Singapore Technologies Engineering, Ltd.	37,400	135,603

Europe - 33.8%

Denmark - 1.3%
Novo Nordisk A/S, ADR	1,275	151,814

France - 1.6%
Forvia SE	2,358	24,222
Safran SA, ADR	2,750	161,925

		186,147

Germany - 6.1%
Allianz SE, ADR	8,800	288,816
Deutsche Post AG	1,550	69,067
Infineon Technologies AG	1,225	42,899
Muenchener Rueckversicherungs AG	275	151,313
Siemens AG, ADR	1,775	179,364

		731,459

Ireland - 6.6%
Accenture, PLC	750	265,110
CRH, PLC	1,200	111,288
Medtronic, PLC	725	65,272
Trane Technologies, PLC	875	340,139

		781,809

Netherlands - 0.4%
ASML Holding NV	65	54,161

Spain - 2.1%
Iberdrola SA, ADR	4,050	251,060

Switzerland - 2.6%
Chubb, Ltd.	250	72,098
Lonza Group AG	185	116,856
Nestle SA, ADR	1,200	120,804

		309,758

United Kingdom - 13.1%
AstraZeneca, PLC, ADR	3,625	282,424
BAE Systems, PLC, ADR	3,200	212,320
Coca-Cola Europacific Partners, PLC	2,100	165,375
Compass Group, PLC	3,600	115,223
Diageo, PLC, ADR	785	110,167
Entain, PLC	10,225	104,332
Man Group, PLC	55,725	157,794
RELX, PLC, ADR	4,700	223,062
Rentokil Initial, PLC, ADR	2,375	59,209
Smith & Nephew, PLC	8,050	124,629

		1,554,535

Name of Issuer	Quantity	Fair Value ($)

North America - 55.7%

United States - 55.7%
AbbVie, Inc.	160	31,597
Adobe, Inc. *	450	233,001
AES Corp.	3,025	60,681
Alphabet, Inc. - Class A	2,500	414,625
Apple, Inc.	3,600	838,800
Broadcom, Inc.	1,250	215,625
Cheniere Energy, Inc.	775	139,376
Dexcom, Inc. *	1,080	72,403
Ecolab, Inc.	325	82,982
FedEx Corp.	375	102,630
Gilead Sciences, Inc.	1,190	99,770
Goldman Sachs Group, Inc.	600	297,066
Home Depot, Inc.	745	301,874
JPMorgan Chase & Co.	1,075	226,674
Lockheed Martin Corp.	275	160,754
Microsoft Corp.	2,000	860,600
NIKE, Inc.	850	75,140
NVIDIA Corp.	10,000	1,214,400
PepsiCo, Inc.	875	148,794
salesforce.com, Inc.	850	232,654
Starbucks Corp.	1,000	97,490
T Rowe Price Group, Inc.	475	51,742
TJX Cos., Inc.	1,380	162,205
UnitedHealth Group, Inc.	500	292,340
Visa, Inc.	475	130,601
Williams Cos., Inc.	1,800	82,170

		6,625,994

Total Common Stocks (cost: $5,500,139)		11,440,580

Short-Term Securities - 3.7%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost $433,867)	433,867	433,867

Total Investments in Securities - 99.9% (cost $5,934,006)		11,874,447

Other Assets and Liabilities, net - 0.1%		11,978

Net Assets - 100.0%		$11,886,425

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

SEPTEMBER 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit ESG Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Denmark	151,814	—	—	151,814
France	186,147	—	—	186,147
Germany	731,459	—	—	731,459
Ireland	781,809	—	—	781,809
Japan	658,240	—	—	658,240
Netherlands	54,161	—	—	54,161
Singapore	135,603	—	—	135,603
Spain	251,060	—	—	251,060
Switzerland	309,758	—	—	309,758
United Kingdom	1,554,535	—	—	1,554,535
United States	6,625,994	—	—	6,625,994
Short-Term Securities	433,867	—	—	433,867
Total:	11,874,447	—	—	11,874,447

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs).

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

2